Other Receivables, Net	12 Months Ended
Jun. 30, 2024
Other Receivables, Net [Abstract]
Other receivables, net

Note 4 – Other receivables, net

Other receivables consisted of the following:

	June 30, 2024	June 30, 2023

Others	$332	$332
Receivables from vendors upon cancellation of concerts	23,286,550	13,000,000
Receivables from sale of concert rights	1,500,000	-
Other receivables	24,786,882	13,000,332
Allowance for credit losses	(24,411,882)	(7,500,000)
Other receivables, net	$375,000	$5,500,332

For the year ended June 30, 2024, 2023 and 2022, the Company recognized $16,911,882, $7,500,000 and $0 on provision for allowance on credit losses, respectively.

Movements of allowance for credit losses consisted of the following as of the date indicated:

	June 30, 2024	June 30, 2023

Beginning balance	$7,500,000	$-
Addition	16,911,882	7,500,000
Ending balance	$24,411,882	$7,500,000